LORD ABBETT INVESTMENT TRUST

Lord Abbett High Yield Fund

Supplement dated August 30, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

April 1, 2024, as supplemented

The following table replaces the table in the subsection under “Management—Portfolio Managers” on page 13 of the summary prospectus and page 90 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2010
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2013
Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit	2013

The following paragraph replaces the ninth paragraph under “Management and Organization of the Funds” beginning on page 279 of the statutory prospectus:

High Yield Fund. Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004. Additional members of the Fund’s team are Robert A. Lee, Partner and Co-Head of Taxable Fixed Income and Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit. Messrs. Lee and Gizzo joined Lord Abbett in 1997 and 2008, respectively. Messrs. Rocco, Lee, and Gizzo are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “High Yield Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
High Yield Fund
Steven F. Rocco	19	86,198.63	14	10,337.45	18	3,988.49
Robert A. Lee	15	86,530.62	11	10,397.93	558	4,008.83
Christopher J. Gizzo	5	28,521.25	2	2,627.86	0	0

The following rows replace the applicable rows of the corresponding table under the heading “High Yield Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-4 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
High Yield Fund
Steven F. Rocco	Over $1,000,000
Robert A. Lee	Over $1,000,000
Christopher J. Gizzo	$100,001-$500,000

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.